Expense Example - Nuveen Short Duration and Impact Bond Fund	Mar. 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 316
Expense Example, with Redemption, 3 Years	472
Expense Example, with Redemption, 5 Years	659
Expense Example, with Redemption, 10 Years	1,199
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	139
Expense Example, with Redemption, 5 Years	266
Expense Example, with Redemption, 10 Years	635
Premier Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	175
Expense Example, with Redemption, 5 Years	330
Expense Example, with Redemption, 10 Years	779
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	126
Expense Example, with Redemption, 5 Years	243
Expense Example, with Redemption, 10 Years	586
Retirement Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	206
Expense Example, with Redemption, 5 Years	381
Expense Example, with Redemption, 10 Years	$ 889